Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

13. Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants and contingently issuable preferred stock, to the extent dilutive, and Earn-Out Shares. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock of the Company outstanding would have been anti-dilutive. As a result of the Merger, the Company has retrospectively adjusted the weighted-average number of shares of common stock outstanding prior to October 6, 2021 by multiplying them by the exchange ratio of approximately 1.815 used to determine the number of shares of common stock into which they converted.

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock for the years ended December 31, 2021 and 2020:

(In thousands, except shares and per share amounts)	2021	2020
Numerator:
Net loss and comprehensive loss	$(94,331)	$(31,674)
Denominator:
Basic weighted average common shares outstanding	32,679,105	14,869,184
Net loss per share:
Basic and diluted	$(2.89)	$(2.13)

As noted above, potential common shares outstanding that are considered anti-dilutive are excluded from the computation of diluted earnings per share. As the Company has incurred losses inception to date, due to its start-up nature, potential common shares are anti-dilutive due to this net loss. The number of potential shares outstanding that were anti-dilutive and therefore excluded from the computation of diluted earnings per share, weighted for the portion of the period they were outstanding, were as follows for the years ended December 31, 2021 and 2020, respectively.

	2021	2020
Redeemable convertible preferred stock	57,500,504	65,966,364
Stock options outstanding	17,697,264	12,092,552
Earn-out shares	1,986,301	—
Warrants outstanding	8,838	11,688
Total	77,192,907	78,070,604